Segmented information (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of operating segments [abstract]
Disclosure of geographical areas [Table Text Block]
	Nine months ended September 30, 2020	Twelve months ended December 31, 2019

United States	$835,097	$472,749
Canada	26,820	36,399
	$861,917	$509,148